Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

April 30, 2019

T05-QTLY-0619

1.9584810.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
BIOTECHNOLOGY – 19.4%
Biotechnology – 19.4%
AbbVie, Inc.	589,291	$46,783,812
Abeona Therapeutics, Inc. (a)	10,956	84,361
ACADIA Pharmaceuticals, Inc. (a)	44,055	1,059,523
Acceleron Pharma, Inc. (a)	17,281	703,855
Achillion Pharmaceuticals, Inc. (a)	42,388	125,468
Acorda Therapeutics, Inc. (a)	14,989	156,635
Adamas Pharmaceuticals, Inc. (a)	8,441	53,347
Aduro Biotech, Inc. (a)	15,033	61,485
Agenus, Inc. (a)	40,203	103,322
Agios Pharmaceuticals, Inc. (a)	20,464	1,144,347
Aimmune Therapeutics, Inc. (a)	15,816	318,534
Akcea Therapeutics, Inc. (a)	6,934	173,974
Akebia Therapeutics, Inc. (a)	29,404	177,600
Alder Biopharmaceuticals, Inc. (a)	23,718	322,328
Alexion Pharmaceuticals, Inc. (a)	87,435	11,902,527
Alkermes PLC (a)	60,956	1,848,186
Allakos, Inc. (a)	6,617	259,453
Alnylam Pharmaceuticals, Inc. (a)	35,700	3,189,438
AMAG Pharmaceuticals, Inc. (a)	14,107	157,434
Amgen, Inc.	249,634	44,764,369
Amicus Therapeutics, Inc. (a)	74,284	990,949
AnaptysBio, Inc. (a)	7,356	534,928
Anika Therapeutics, Inc. (a)	5,702	181,609
Apellis Pharmaceuticals, Inc. (a)	17,116	339,068
Aptinyx, Inc. (a)	6,130	23,600
Arcus Biosciences, Inc. (a)	9,477	92,116
Arena Pharmaceuticals, Inc. (a)	19,393	887,230
ArQule, Inc. (a)	35,839	213,959
Array BioPharma, Inc. (a)	79,103	1,788,519
Arrowhead Pharmaceuticals, Inc. (a)	31,337	563,439
Assembly Biosciences, Inc. (a)	8,602	135,740
Atara Biotherapeutics, Inc. (a)	12,385	416,136
Athenex, Inc. (a)	13,380	132,194
Audentes Therapeutics, Inc. (a)	14,444	545,839
Avrobio, Inc. (a)	5,176	97,361
Bellicum Pharmaceuticals, Inc. (a)	13,497	41,166
BioCryst Pharmaceuticals, Inc. (a)	29,850	221,785
Biogen, Inc. (a)	78,927	18,093,225
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,016	479,758
BioMarin Pharmaceutical, Inc. (a)	69,690	5,960,586
BioSpecifics Technologies Corp. (a)	2,119	141,973
Biotime, Inc. (a)	48,661	60,340
Bluebird Bio, Inc. (a)	21,472	3,045,374
Blueprint Medicines Corp. (a)	15,432	1,166,813
Cara Therapeutics, Inc. (a)	13,565	258,820
CareDx, Inc. (a)	12,905	351,145
Celgene Corp. (a)	274,024	25,939,112
ChemoCentryx, Inc. (a)	8,795	116,710
Clovis Oncology, Inc. (a)	19,348	353,488
Coherus Biosciences, Inc. (a)	17,817	283,647
Concert Pharmaceuticals, Inc. (a)	6,933	71,271
CRISPR Therapeutics AG (a)	8,140	327,147

	Shares	Value
Cyclerion Therapeutics, Inc. (a)	5,544	$84,435
Cytokinetics, Inc. (a)	18,977	167,377
CytomX Therapeutics, Inc. (a)	17,072	162,355
Deciphera Pharmaceuticals, Inc. (a)	5,674	130,502
Denali Therapeutics, Inc. (a)	24,411	597,337
Dicerna Pharmaceuticals, Inc. (a)	17,701	229,405
Dynavax Technologies Corp. (a)	25,025	166,416
Eagle Pharmaceuticals, Inc. (a)	4,562	234,532
Editas Medicine, Inc. (a)	14,209	351,673
Emergent BioSolutions, Inc. (a)	17,221	889,981
Enanta Pharmaceuticals, Inc. (a)	5,779	503,871
Epizyme, Inc. (a)	28,027	347,815
Esperion Therapeutics, Inc. (a)	9,316	401,520
Exact Sciences Corp. (a)	48,103	4,747,285
Exelixis, Inc. (a)	117,425	2,308,575
Fate Therapeutics, Inc. (a)	20,061	337,025
FibroGen, Inc. (a)	30,028	1,403,208
Five Prime Therapeutics, Inc. (a)	14,376	159,286
Flexion Therapeutics, Inc. (a)	12,144	128,726
G1 Therapeutics, Inc. (a)	9,494	203,172
Genomic Health, Inc. (a)	8,469	544,811
Geron Corp. (a)	76,971	140,087
Gilead Sciences, Inc.	506,792	32,961,752
Global Blood Therapeutics, Inc. (a)	19,451	1,077,585
GlycoMimetics, Inc. (a)	13,010	158,332
Halozyme Therapeutics, Inc. (a)	50,728	818,243
Heron Therapeutics, Inc. (a)	27,220	590,130
Homology Medicines, Inc. (a)	7,588	163,294
ImmunoGen, Inc. (a)	58,804	140,542
Immunomedics, Inc. (a)	52,225	836,644
Incyte Corp. (a)	70,798	5,437,286
Inovio Pharmaceuticals, Inc. (a)	37,250	140,060
Insmed, Inc. (a)	30,416	925,863
Insys Therapeutics, Inc. (a)	8,570	36,851
Intellia Therapeutics, Inc. (a)	9,164	140,942
Intercept Pharmaceuticals, Inc. (a)	8,105	698,489
Intrexon Corp. (a)	29,381	127,220
Invitae Corp. (a)	32,027	756,478
Ionis Pharmaceuticals, Inc. (a)	51,287	3,812,163
Iovance Biotherapeutics, Inc. (a)	41,099	468,529
Ironwood Pharmaceuticals, Inc. (a)	55,462	659,443
Karyopharm Therapeutics, Inc. (a)	18,967	88,576
Kura Oncology, Inc. (a)	9,451	143,088
La Jolla Pharmaceutical Co. (a)	7,669	61,735
Lexicon Pharmaceuticals, Inc. (a)	16,647	96,553
Ligand Pharmaceuticals, Inc. (a)	8,361	1,052,232
MacroGenics, Inc. (a)	17,765	297,919
Madrigal Pharmaceuticals, Inc. (a)	2,999	318,134
Minerva Neurosciences, Inc. (a)	12,233	90,157
Mirati Therapeutics, Inc. (a)	7,566	450,101
Momenta Pharmaceuticals, Inc. (a)	35,566	497,568
Myovant Sciences Ltd. (a)	6,774	115,022
Myriad Genetics, Inc. (a)	29,354	924,064
Natera, Inc. (a)	15,437	295,001
Neurocrine Biosciences, Inc. (a)	35,596	2,571,455

2

Common Stocks – continued

	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Novavax, Inc. (a)	154,362	$82,012

Opko Health, Inc. (a)	130,501	311,897

PDL BioPharma, Inc. (a)	59,304	193,924

Portola Pharmaceuticals, Inc. (a)	24,636	869,651

Progenics Pharmaceuticals, Inc. (a)	32,397	166,521

Prothena Corp. PLC (a)	15,783	164,143

PTC Therapeutics, Inc. (a)	19,999	748,363

Puma Biotechnology, Inc. (a)	11,807	379,241

Ra Pharmaceuticals, Inc. (a)	10,349	229,748

Radius Health, Inc. (a)	15,514	341,618

Regeneron Pharmaceuticals, Inc. (a)	31,250	10,723,125

REGENXBIO, Inc. (a)	12,661	638,114

Repligen Corp. (a)	14,533	979,234

Retrophin, Inc. (a)	14,351	273,817

Rhythm Pharmaceuticals, Inc. (a)	6,902	174,483

Rigel Pharmaceuticals, Inc. (a)	61,390	136,900

Rocket Pharmaceuticals, Inc. (a)	9,583	177,860

Sage Therapeutics, Inc. (a)	18,406	3,096,441

Sangamo Therapeutics, Inc. (a)	44,305	517,925

Sarepta Therapeutics, Inc. (a)	26,310	3,076,691

Seattle Genetics, Inc. (a)	44,002	2,982,456

Seres Therapeutics, Inc. (a)	7,835	51,241

Solid Biosciences, Inc. (a)	6,173	56,051

Sorrento Therapeutics, Inc. (a)	39,286	143,394

Spark Therapeutics, Inc. (a)	13,319	1,421,004

Spectrum Pharmaceuticals, Inc. (a)	37,277	349,285

Stemline Therapeutics, Inc. (a)	14,931	223,965

TG Therapeutics, Inc. (a)	27,229	216,471

Ultragenyx Pharmaceutical, Inc. (a)	21,178	1,397,748

uniQure N.V. (a)	9,398	528,074

United Therapeutics Corp. (a)	17,098	1,753,742

Vanda Pharmaceuticals, Inc. (a)	20,659	336,535

Vericel Corp. (a)	15,770	267,932

Vertex Pharmaceuticals, Inc. (a)	100,109	16,916,419

Viking Therapeutics, Inc. (a)	24,466	191,569

Voyager Therapeutics, Inc. (a)	7,314	154,325

Xencor, Inc. (a)	19,676	604,250

ZIOPHARM Oncology, Inc. (a)	49,299	217,902

TOTAL BIOTECHNOLOGY		299,529,961

HEALTH CARE EQUIPMENT & SUPPLIES – 24.0%
Health Care Equipment – 21.9%
Abbott Laboratories	688,057	54,741,815
ABIOMED, Inc. (a)	16,746	4,645,508
Accuray, Inc. (a)	34,486	142,772
AngioDynamics, Inc. (a)	14,409	295,961
AtriCure, Inc. (a)	13,614	408,692
AxoGen, Inc. (a)	12,931	303,620
Baxter International, Inc.	198,059	15,111,902
Becton Dickinson and Co.	105,123	25,307,311
Boston Scientific Corp. (a)	542,022	20,119,857
Cantel Medical Corp.	14,823	1,021,898

	Shares	Value
Cardiovascular Systems, Inc. (a)	13,625	$484,232
CONMED Corp.	9,831	786,775
CryoLife, Inc. (a)	12,889	395,177
Cutera, Inc. (a)	5,457	96,807
Danaher Corp.	247,135	32,730,559
DexCom, Inc. (a)	35,046	4,243,019
Edwards Lifesciences Corp. (a)	81,902	14,420,485
GenMark Diagnostics, Inc. (a)	21,943	158,867
Glaukos Corp. (a)	12,728	918,071
Globus Medical, Inc. Class A (a)	29,844	1,345,666
Heska Corp. (a)	2,765	214,730
Hill-Rom Holdings, Inc.	26,417	2,679,212
Hologic, Inc. (a)	113,193	5,249,891
IDEXX Laboratories, Inc. (a)	33,752	7,830,464
Inogen, Inc. (a)	7,207	629,171
Insulet Corp. (a)	23,136	1,995,480
Integer Holdings Corp. (a)	11,403	787,833
Integra LifeSciences Holdings Corp. (a)	28,242	1,473,950
Intuitive Surgical, Inc. (a)	44,751	22,851,203
Invacare Corp.	13,129	97,155
iRhythm Technologies, Inc. (a)	7,102	541,954
LeMaitre Vascular, Inc.	6,436	185,872
LivaNova PLC (a)	19,047	1,312,148
Masimo Corp. (a)	19,762	2,572,024
Medtronic PLC	526,149	46,727,293
Mesa Laboratories, Inc.	1,358	321,425
Natus Medical, Inc. (a)	13,461	360,216
Nevro Corp. (a)	10,776	664,987
Novocure Ltd. (a)	25,424	1,120,436
NuVasive, Inc. (a)	20,082	1,216,969
Orthofix Medical, Inc. (a)	7,492	410,487
Penumbra, Inc. (a)	12,151	1,634,309
ResMed, Inc.	55,773	5,828,836
Rockwell Medical, Inc. (a)	19,497	93,781
Steris PLC	33,135	4,340,022
Stryker Corp.	131,969	24,930,264
Surmodics, Inc. (a)	5,344	232,143
Tactile Systems Technology, Inc. (a)	6,131	305,079
Tandem Diabetes Care, Inc. (a)	20,325	1,248,158
Teleflex, Inc.	17,998	5,150,668
TransEnterix, Inc. (a)	70,636	141,272
Varex Imaging Corp. (a)	15,097	495,785
Varian Medical Systems, Inc. (a)	35,662	4,856,094
ViewRay, Inc. (a)	21,156	147,246
Wright Medical Group N.V. (a)	46,646	1,379,322
Zimmer Biomet Holdings, Inc.	79,957	9,847,504

		337,552,377

Health Care Supplies – 2.1%
Align Technology, Inc. (a)	29,793	9,673,191
Antares Pharma, Inc. (a)	54,897	147,673
Atrion Corp.	582	512,160
Avanos Medical, Inc. (a)	18,626	781,361
Cerus Corp. (a)	52,962	324,657
DENTSPLY SIRONA, Inc.	87,059	4,451,327

3

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Haemonetics Corp. (a)	20,315	$1,773,093
ICU Medical, Inc. (a)	6,413	1,458,958
Lantheus Holdings, Inc. (a)	15,366	371,243
Meridian Bioscience, Inc.	16,681	191,998
Merit Medical Systems, Inc. (a)	21,591	1,212,982
Neogen Corp. (a)	20,348	1,234,310
OraSure Technologies, Inc. (a)	23,847	225,593
Quidel Corp. (a)	13,199	843,944
Senseonics Holdings, Inc. (a)	34,097	79,446
Sientra, Inc. (a)	9,364	78,845
STAAR Surgical Co. (a)	12,853	417,465
The Cooper Cos., Inc.	19,233	5,576,031
West Pharmaceutical Services, Inc.	29,080	3,599,813

		32,954,090

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		370,506,467

HEALTH CARE PROVIDERS & SERVICES – 17.7%
Health Care Services – 4.9%
Addus HomeCare Corp. (a)	3,728	253,131
Amedisys, Inc. (a)	10,560	1,349,779
American Renal Associates Holdings, Inc. (a)	4,967	34,173
AMN Healthcare Services, Inc. (a)	18,398	957,800
Apollo Medical Holdings, Inc. (a)	9,736	188,392
BioTelemetry, Inc. (a)	13,114	713,402
Chemed Corp.	6,283	2,053,159
Cigna Corp. (a)	148,973	23,662,871
CorVel Corp. (a)	4,145	297,611
Cross Country Healthcare, Inc. (a)	14,119	99,539
CVS Health Corp.	506,723	27,555,597
DaVita, Inc. (a)	51,971	2,870,878
Diplomat Pharmacy, Inc. (a)	20,160	112,493
Laboratory Corp. of America Holdings (a)	39,492	6,315,561
LHC Group, Inc. (a)	11,006	1,222,877
MEDNAX, Inc. (a)	35,110	982,027
National Research Corp. Class A	4,356	172,410
Premier, Inc. Class A (a)	25,024	831,547
Quest Diagnostics, Inc.	53,256	5,132,813
R1 RCM, Inc. (a)	35,352	370,135
RadNet, Inc. (a)	15,826	191,653
The Providence Service Corp. (a)	4,640	307,771
Tivity Health, Inc. (a)	18,572	401,527

		76,077,146

Health Care Distributors – 1.6%
AmerisourceBergen Corp.	62,212	4,650,969
Cardinal Health, Inc.	116,612	5,680,170
Covetrus, Inc. (a)	23,919	786,218
Henry Schein, Inc. (a)	59,661	3,821,884
McKesson Corp.	76,604	9,135,027
Owens & Minor, Inc.	24,132	82,290
Patterson Cos., Inc.	33,330	727,927

		24,884,485

	Shares	Value
Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (a)	34,486	$1,104,242
Brookdale Senior Living, Inc. (a)	74,006	457,357
Capital Senior Living Corp. (a)	9,977	41,903
Community Health Systems, Inc. (a)	33,043	113,668
Encompass Health Corp.	38,720	2,495,504
HCA Healthcare, Inc.	107,883	13,725,954
National HealthCare Corp.	3,578	269,889
Select Medical Holdings Corp. (a)	42,171	605,997
Surgery Partners, Inc. (a)	5,639	61,070
Tenet Healthcare Corp. (a)	40,004	876,088
The Ensign Group, Inc.	19,345	996,654
Universal Health Services, Inc. Class B	33,350	4,231,115
US Physical Therapy, Inc.	5,041	587,226

		25,566,667

Managed Health Care – 9.5%
Anthem, Inc.	101,345	26,656,775
Centene Corp. (a)	161,041	8,303,274
HealthEquity, Inc. (a)	21,918	1,484,944
Humana, Inc.	53,694	13,713,985
Magellan Health, Inc. (a)	8,020	561,400
Molina Healthcare, Inc. (a)	23,172	3,003,786
Triple-S Management Corp. Class B (a)	8,483	192,734
UnitedHealth Group, Inc.	376,884	87,840,354
WellCare Health Plans, Inc. (a)	19,714	5,093,112

		146,850,364

TOTAL HEALTH CARE PROVIDERS & SERVICES		273,378,662

HEALTH CARE TECHNOLOGY – 1.5%
Health Care Technology – 1.5%
Allscripts Healthcare Solutions, Inc. (a)	68,139	672,532
Castlight Health, Inc. Class B (a)	33,945	126,615
Cerner Corp. (a)	116,061	7,712,253
Computer Programs & Systems, Inc.	4,981	151,373
Evolent Health, Inc. Class A (a)	22,877	309,983
HealthStream, Inc. (a)	10,008	262,009
HMS Holdings Corp. (a)	33,016	1,004,677
Inovalon Holdings, Inc. Class A (a)	26,375	356,854
Inspire Medical Systems, Inc. (a)	2,488	128,605
Medidata Solutions, Inc. (a)	24,019	2,169,877
NextGen Healthcare, Inc. (a)	19,235	361,426
Omnicell, Inc. (a)	15,572	1,251,366
Tabula Rasa HealthCare, Inc. (a)	6,522	347,362
Teladoc Health, Inc. (a)	24,839	1,412,842
Veeva Systems, Inc. Class A (a)	48,975	6,850,133
Vocera Communications, Inc. (a)	11,185	356,242

TOTAL HEALTH CARE TECHNOLOGY		23,474,149

LIFE SCIENCES TOOLS & SERVICES – 7.4%
Life Sciences Tools & Services – 7.4%
Accelerate Diagnostics, Inc. (a)	12,434	242,463
Agilent Technologies, Inc.	124,956	9,809,046

4

Common Stocks – continued

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Bio-Rad Laboratories, Inc. Class A (a)	8,291	$2,495,011
Bio-Techne Corp.	14,757	3,019,135
Bruker Corp.	39,744	1,534,118
Cambrex Corp. (a)	13,031	560,594
Charles River Laboratories International, Inc. (a)	18,817	2,643,224
Codexis, Inc. (a)	19,154	377,334
Illumina, Inc. (a)	57,585	17,966,520
IQVIA Holdings, Inc. (a)	62,747	8,715,558
Luminex Corp.	16,475	375,795
Medpace Holdings, Inc. (a)	10,492	589,336
Mettler-Toledo International, Inc. (a)	9,802	7,305,038
NeoGenomics, Inc. (a)	35,129	731,737
Pacific Biosciences of California, Inc. (a)	52,715	389,564
PerkinElmer, Inc.	43,506	4,169,615
PRA Health Sciences, Inc. (a)	22,961	2,223,084
Syneos Health, Inc. (a)	24,412	1,145,655
Thermo Fisher Scientific, Inc.	157,712	43,757,194
Waters Corp. (a)	29,645	6,330,393

TOTAL LIFE SCIENCES TOOLS & SERVICES		114,380,414

PHARMACEUTICALS – 29.9%
Pharmaceuticals – 29.9%
Aclaris Therapeutics, Inc. (a)	12,944	81,547
Aerie Pharmaceuticals, Inc. (a)	15,879	605,784
Akorn, Inc. (a)	36,519	98,601
Allergan PLC	132,118	19,421,346
Amneal Pharmaceuticals, Inc. (a)	36,108	464,710
Amphastar Pharmaceuticals, Inc. (a)	13,312	287,406
ANI Pharmaceuticals, Inc. (a)	3,463	245,804
Assertio Therapeutics, Inc. (a)	23,451	97,791
Bristol-Myers Squibb Co.	639,496	29,691,799
Catalent, Inc. (a)	56,771	2,544,476
Collegium Pharmaceutical, Inc. (a)	9,028	125,760
Corcept Therapeutics, Inc. (a)	41,239	510,539
Cymabay Therapeutics, Inc. (a)	23,850	305,518
Dermira, Inc. (a)	17,286	191,702
Dova Pharmaceuticals, Inc. (a)	4,894	45,025
Elanco Animal Health, Inc. (a)	107,476	3,385,494
Eli Lilly & Co.	350,053	40,970,203
Endo International PLC (a)	78,780	590,850
Horizon Pharma PLC (a)	65,544	1,673,338
Innoviva, Inc. (a)	27,735	389,122
Intersect ENT, Inc. (a)	11,377	369,639
Intra-Cellular Therapies, Inc. (a)	17,142	225,760
Jazz Pharmaceuticals PLC (a)	23,609	3,063,740
Johnson & Johnson	1,050,686	148,356,863
Mallinckrodt PLC (a)	32,662	504,954
Merck & Co., Inc.	1,018,719	80,183,372
Mylan N.V. (a)	201,812	5,446,906
MyoKardia, Inc. (a)	16,808	806,448
Nektar Therapeutics (a)	67,958	2,176,015

	Shares	Value
Omeros Corp. (a)	18,721	$352,704
Optinose, Inc. (a)	4,346	43,286
Pacira Pharmaceuticals, Inc. (a)	16,232	646,358
Paratek Pharmaceuticals, Inc. (a)	10,203	56,219
Perrigo Co. PLC	50,513	2,420,583
Pfizer, Inc.	2,264,549	91,963,335
Phibro Animal Health Corp. Class A	7,695	267,093
Prestige Consumer Healthcare, Inc. (a)	20,190	593,990
Reata Pharmaceuticals, Inc. Class A (a)	7,579	594,648
Revance Therapeutics, Inc. (a)	14,907	197,369
Supernus Pharmaceuticals, Inc. (a)	20,283	744,995
The Medicines Co. (a)	29,125	930,544
TherapeuticsMD, Inc. (a)	80,193	344,830
Theravance Biopharma, Inc. (a)	17,459	416,397
Tricida, Inc. (a)	7,562	259,074
WaVe Life Sciences Ltd. (a)	7,139	189,398
Zoetis, Inc.	188,201	19,166,390
Zogenix, Inc. (a)	16,483	642,672

TOTAL PHARMACEUTICALS		462,690,397

TOTAL COMMON STOCKS (Cost $1,454,899,653)		1,543,960,050

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $925,777)	925,777	925,777

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,455,825,430)		1,544,885,827

NET OTHER ASSETS (LIABILITIES) – 0.1%		987,506

NET ASSETS – 100.0%		$1,545,873,333

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

5

Schedule of Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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